FAIR VALUE MEASUREMENTS - Fair value measurement of the Group's assets and liabilities that are measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	¥ 94,552	¥ 158,072
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	228,698	932,808
Fair Value, Measurements, Recurring [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	94,552	158,072
Fair Value, Measurements, Recurring [Member] | Wealth Management Products [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure		180,782
Fair Value, Measurements, Recurring [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	134,146	593,954
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	94,552	158,072
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	94,552	158,072
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	134,146	774,736
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Wealth Management Products [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure		180,782
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	¥ 134,146	¥ 593,954